Investment Risks - Kensington Credit Opportunities ETF	Dec. 15, 2025
Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The Adviser’s reliance on its proprietary investment process and the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular assets and asset classes may prove to be incorrect and may not produce the desired results.

Models And Data Risk Member
Prospectus [Line Items]
Risk [Text Block]	Models and Data Risk. The Fund’s investment exposure is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Some of the models used by the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios
(often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund.
High-Yield Bond Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Bond Risk. Lower-quality fixed income securities, known as “high-yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

Fixed-Income Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Securities Risks. The Fund may invest in or have exposure to fixed-income securities. Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks. Interest rates may go up resulting in a decrease in the value of fixed-income securities. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may “call,” or repay, its high-yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-
income securities market, and could result in an increase in redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.
◦Interest Rate Risk. In times of rising interest rates, bond prices will decline. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels.
◦Extension Risk. In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.
◦Liquidity Risk. There may be no willing buyer of the Fund’s portfolio securities and such fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.
◦Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid and such fund may have to replace them with securities having a lower yield.
◦Duration Risk. The Fund can invest in securities of any maturity or duration. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2.0 would be expected to decrease in price 2% for every 1% rise in interest rates (the inverse is true as well). Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.

Fixed-Income Securities Risks, Interest Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. In times of rising interest rates, bond prices will decline. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels.

Fixed-Income Securities Risks, Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

Fixed-Income Securities Risks, Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. There may be no willing buyer of the Fund’s portfolio securities and such fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Fixed-Income Securities Risks, Prepayment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid and such fund may have to replace them with securities having a lower yield.
Fixed-Income Securities Risks, Duration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Duration Risk. The Fund can invest in securities of any maturity or duration. Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 2.0 would be expected to decrease in price 2% for every 1% rise in interest rates (the inverse is true as well). Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.

ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. While not expected to be a regular occurrence, the Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the NYSE Cboe BZX Exchange, Inc. (the “Exchange”) and may
be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.

ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. While not expected to be a regular occurrence, the Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

ETF Risks, Costs of Buying Or Selling Share Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the NYSE Cboe BZX Exchange, Inc. (the “Exchange”) and may
be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.

Business Development Company ("BDC") Risk Member
Prospectus [Line Items]
Risk [Text Block]	Business Development Company (“BDC”) Risk. There are certain risks inherent in investing in BDCs, whose principal business is to invest in, and lend capital or provide services to privately held companies. BDCs are regulated under the 1940
Act and are subject to certain restraints. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Because little public information exists for private and thinly traded companies in which a BDC may invest, there is a risk that investors may not be able to make a fully informed investment decision. In addition, investments made by BDCs are typically illiquid and may be difficult to value. A BDC may only incur indebtedness in amounts such that the BDC's asset coverage, subject to certain conditions, equals at least 150%
after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital.

Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Investment Risk. Foreign investments may be riskier than U.S. investments for many reasons, such as changes in currency exchange rates and unstable political, social, and economic conditions.
Emerging Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Market Risk. The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative.

Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. Changes in currency exchange rates may negatively affect the value of the Fund’s investments. Fluctuations in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses.

Geographic Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Focus Risk. The Fund may focus its investments in one or more regions or a limited number of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Loans Risk Member
Prospectus [Line Items]
Risk [Text Block]	Loans Risk. The market for loans, including bank loans, loan participations, and syndicated loan assignments may not be highly liquid, and the holder may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower. Bank loans settle on a delayed basis, which can be greater than seven days, potentially leading to the sale proceeds of such loans not being available for a substantial period of time after the sale of the bank loans.
Distribution Risk Member
Prospectus [Line Items]
Risk [Text Block]	Distribution Risk. The Fund is not designed to provide a predictable level of dividend income. The income payable on debt securities in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions; as a result, the level of dividend income will fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and volatility of dividend income paid by the Fund. The Fund does not guarantee that distributions will always be paid or that such dividends will not fluctuate.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect U.S. and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2020 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Underlying Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]	Underlying Funds Risk. Investments in underlying funds involve duplication of investment advisory fees and certain other expenses. Each underlying fund is subject to specific risks, depending on the nature of its investment strategy. The manager of an underlying fund may not be successful in implementing its strategy. ETF shares may trade at a market price that may be lower (a discount) or higher (a premium) than the ETF’s net asset value. ETFs are also subject to brokerage and/or other trading costs, which could result in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance.
Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
◦Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s  skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c)
losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s  inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
◦Credit Default Swap Agreements Risk. The Fund may enter into credit default index swap agreements or credit default swap agreements as a “buyer” or “seller” of credit protection. Credit default index swap agreements and credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
◦Options Risk. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the
Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

Derivatives Risk, Futures Contract Risk Member
Prospectus [Line Items]
Risk [Text Block]	Futures Contract Risk. The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c)
losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s  inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk, Credit Default Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Credit Default Swap Agreements Risk. The Fund may enter into credit default index swap agreements or credit default swap agreements as a “buyer” or “seller” of credit protection. Credit default index swap agreements and credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]	Options Risk. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security or other assets decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the
Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

Valuation Risk Member
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. Valuation risk is the risk that the Fund has valued certain securities or positions at a higher price than the price at which they can be sold. There is no assurance that the Fund could sell a portfolio investment for the value established for it at any time, and the Fund may incur a loss because a portfolio investment is sold at a discount to its established value.
Short Sale Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short Sale Risk. The Fund may take a short position in a derivative instrument, such as a futures contract. A short position on a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument which could cause the Fund to suffer a (potentially unlimited) loss. Short sales also involve transaction and financing costs that will reduce potential Fund gains and increase potential Fund losses.

Convertible Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Mortgage Securities And Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mortgage Securities and Asset-Backed Securities Risk. Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in"
long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity and duration of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.  Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. As part of the Fund’s principal investment strategy, the Fund may make investments in derivative instruments.
These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the
Fund while employing leverage will be more volatile and sensitive to market movements.

Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate may be significantly above 100% annually.
Securities Lending Risk Member
Prospectus [Line Items]
Risk [Text Block]	Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Fund may lose money. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. The Fund may invest directly or indirectly in obligations issued by agencies and instrumentalities of the U.S. government. The U.S. government may choose not to provide financial support to U.S.
government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Fund might not be able to recover its investment.
Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk. The Fund may invest in or have exposure to equity securities. Equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations about changes in interest rates, investor sentiment towards equities, changes in a particular issuer’s or industry’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer or industry. Prices of equity securities of individual entities also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. In addition, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices may fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events that affect the issuers. In addition, common stock prices may be particularly sensitive to rising interest rates, which increases borrowing costs and the costs of capital. Any of the foregoing risks could substantially impact the ability of such an entity to grow its dividends or distributions.

Dividend-Oriented Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]	Dividend-Oriented Companies Risk. Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the issuer's stock and less available income for the Fund.

Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from qualifying income. Income from certain commodity-
linked derivative instruments in which the Fund invests is not considered qualifying income. The Fund will therefore restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income, such as commodity futures, to a maximum of 10 percent of its gross income

Limited History Of Operations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund also invests in underlying funds that are non-diversified. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.